Organization (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Group’s Consolidated Subsidiaries

The consolidated financial statements reflect the activities of MASK and each of the following entities:

Name of the entity Subsidiaries	Date of incorporation	Percentage of ownership	Place of incorporation	Principle business activities
3e Network Technology Holdings Limited (“BVI 3e Holdings”)	October 8,2018	100%	British Virgin Islands	Investment holding

3e Network Technology Company Limited (“HK 3e Network”)	August 30,2020	100%	Hong Kong	Investment holding and sales and marketing

Maskmeta Limited (“Maskmeta”)	February 25, 2025	100%	Hong Kong	Investment holding and sales and marketing

Aurora Core Technology Oy(“Aurora”)	December 18, 2025	100%	Finland	Data center construction

Guangzhou 3e Network Technology Company Limited (“Guangzhou Sanyi Network”)*	May 26, 2017	100%	China	IT consulting and solutions service

Guangzhou 3E Network Technology Company Limited (“Guangzhou 3E Network”)*	January 17,2023	100%	China	IT consulting and solutions service

*	The Company has disposed the subsidiaries.

	Date of	Percentage of	Place of	Principle business
Name of the entity	incorporation	ownership	incorporation	activities
Subsidiaries
3e Network Technology Holdings Limited (“BVI 3e Holdings”)	October 8, 2018	100%	British Virgin Islands	Investment holding

3e Network Technology Company Limited (“HK 3e Network”)	August 30 2020,	100%	Hong Kong	Investment holding and sales and marketing

Maskmeta Limited (“Maskmeta”)	February 25, 2025	100%	Hong Kong	Investment holding and sales and marketing

Guangzhou 3e Network Technology Company Limited (“Guangzhou Sanyi Network”)*	May 26, 2017	100%	PRC	IT consulting and solutions service

Guangzhou 3E Network Technology Company Limited (“Guangzhou 3E Network”)*	January 17, 2023	100%	PRC	IT consulting and solutions service

*	The Company has disposed.